BANK OVERDRAFT (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 HKD ($)
Bank overdrafts	$ 591,207	$ 934,918
Interest expense	25,237	$ 11,778
HIBOR [Member]
Bank overdrafts	$ 1,153,846			$ 9,000,000